Equity Method Investment and Related Party Transaction (Details) - USD ($)		1 Months Ended			9 Months Ended
	Oct. 07, 2019	Aug. 30, 2020	Apr. 30, 2020	Jul. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020
Equity Method Investment and Related Party Transaction (Textual)
Restricted stock granted units					38,527
Cash bonus					$ 5,724
Face amount					$ 17,000,000	$ 17,000,000	$ 17,000,000
Mr. Scott Sozio [Member]
Equity Method Investment and Related Party Transaction (Textual)
Annual salary				$ 150,000
Acquisition percentage				1.00%
Restricted stock granted units		92,166	1,230		10,000
Cash bonus			$ 225,000
TechMagic USA LLC [Member]
Equity Method Investment and Related Party Transaction (Textual)
Face amount					$ 291,000
Payable to related party					265,000
Additional amount						$ 392,000
Accounts payable and accrued liabilities					553,000
Subsidiaries [Member]
Equity Method Investment and Related Party Transaction (Textual)
Convertible into shares of common stock per share	$ 1.232
Preferred stock purchased shares	203,000
Preferred stock purchased share value	$ 250,000
Carrying value of our initial investment					250,000
Equity loss of investee					$ 1,535